COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Contingent obligation to royalty	$ 492		$ 492		$ 480
Maximum [Member]
Operating Leased Assets [Line Items]
Percentage of royalty on sales			3.50%		3.50%
Minimum [Member]
Operating Leased Assets [Line Items]
Percentage of royalty on sales			3.00%		3.00%
Office Equipment [Member]
Operating Leased Assets [Line Items]
Rent and related expenses	7	$ 7	$ 13	$ 15	$ 30	$ 31
Vehicles [Member]
Operating Leased Assets [Line Items]
Rent and related expenses	$ 4	$ 3	9	$ 5	17	$ 13
Penalties for cancellation lease agreements			$ 5		$ 5